Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets, net [Abstract]
Goodwill and Intangible Assets, net
Note 9 - Goodwill and Intangible Assets, net

A.	Goodwill

	December 31,
	2012	2011
	U.S. Dollars
Gross goodwill	3,653	3,653

Accumulated impairment losses	(2,074)	-

Net goodwill	1,579	3,653

1.
During the fourth quarter of 2012, due to delays in the development activity of GreenJet during the year, the Company reviewed the business outlook of the digital material deposition (DMD) project, made certain personnel changes and decided to delay its marketing efforts which resulted in an impairment of the Company's goodwill and IPR&D with respect to DMD. As of December 31, 2012, based on the Company's impairment test, the carrying amount was greater than the fair value of the reporting unit (as determined using the present value of future cash flows) and the carrying amount of the reporting unit's goodwill exceeded the implied value of that goodwill, resulting in an impairment charge of $575 in respect of the goodwill recorded in the Printar acquisition (see also Note 9B). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

2.
During the fourth quarter of 2012, due to certain developments in business and in research and development activity of the Xact project during the year, the Company reviewed the business outlook of the project, made certain personnel changes and decided to cease its marketing efforts of the legacy product, which resulted in an impairment of the Company's goodwill with respect to SELA. As of December 31, 2012, based on the Company's impairment test, the carrying amount was greater than the fair value of the reporting unit (as determined using the present value of future cash flows) and the carrying amount of the reporting unit's goodwill exceeded the implied value of that goodwill, resulting in an impairment charge of $1,499 in respect of the goodwill recorded in the SELA acquisition.  The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

As of December 31, 2011, based on the Company's annual impairment test, no impairment charge was recognized for the goodwill of either acquisition.

B.	Intangible assets, net

	December 31,
	2012	2011
	U.S. Dollars
Patent registration costs	1,663	1,441
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,564	5,342

Accumulated amortization and impairment	2,593	1,151

Total intangible asset, net	2,971	4,191

Patent registration costs are amortized over their estimated useful life of 10 years. Customer relationships and the Legend technology are amortized over their estimated useful lives of 5 years. The remaining technologies are amortized over their estimated useful lives of 10-12 years.

Amortization expense for the years ended December 31, 2012, 2011 and 2010 amounted to $485, $455 and $400, respectively. The amortization expense for 2012 includes the write-off of patents with a net value of $28 which were abandoned (in 2011 and 2010 - $24 and $0, respectively).

In 2012, the Company recorded an impairment charge of $957 with respect to the acquired IPR&D based on the annual impairment test (as determined using the present value of future cash flows). (see also Note 9A). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations. Based on the Company's impairment tests in 2011 and 2010, no impairment charge was recognized.

As of December 31, 2012, the estimated amortization expenses of intangible assets for the years 2013 to 2017 is as follows:

Year ending December 31,	U.S. Dollars
2013	415
2014	369
2015	331
2016	321
2017	312
1,748